STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
UNAUDITED CONDENSED STATEMENTS OF OPERATIONS
Operating and formation costs	$ 416,078		$ 834	$ 624,284	$ 834		$ 1,000	$ 292,074
Franchise tax expense	50,000			100,656				65,600
Loss from operations	(466,078)		(834)	(724,940)	(834)		(1,000)	(357,674)
Warrant issuance costs								(18,797)
Loss on sale of private warrants								(1,253,928)
Net gain on investments held in Trust Account	173,416			189,482				23,715
Change in fair value of warrant liability	(277,671)			1,156,965			0	3,517,171
Net income (loss)	$ (570,333)	$ 1,191,840	$ (834)	$ 621,507	$ (834)	$ (1,000)	$ (1,000)	$ 1,910,487
Basic weighted average shares outstanding	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,732,021
Basic net income (loss) per common share	$ (0.04)		$ 0.00	$ 0.04	$ 0.00		$ 0.00	$ 0.25
Diluted weighted average shares outstanding	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,991,952
Diluted net income (loss) per common share	$ (0.04)		$ 0.00	$ 0.04	$ 0.00		$ 0.00	$ 0.24